Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31, 2023	December 31, 2022
Creditable input VAT	72,350,068	69,665,847
Short-term deposits	5,051,553	3,468,215
Receivables from payment processors and aggregators	15,223,921	10,217,082
Prepaid marketing expenses	4,917,340	11,582,119
Others	17,976,419	13,341,468
	115,519,301	108,274,731

7.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2021
Creditable input VAT	69,665,847	50,212,274
Short-term deposits	3,468,215	4,161,725
Receivables from payment processors and aggregators	10,217,082	17,701,386
Prepaid rental expenses	—	15,272,677
Prepaid marketing expenses	11,582,119	14,666,752
Deferred offering costs	—	18,475,035
Others	13,341,468	22,348,446
	108,274,731	142,838,295